Note 16 - Selling and Marketing Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Selling and Marketing Expenses [Text Block]

NOTE 14: SELLING AND MARKETING EXPENSES

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Salary and employee benefits	$179	$160	$347	$289
Professional fees	89	5	142	5
Travel	22	6	46	10
Other	3	-	7	-
Total	$293	$171	$542	$304

NOTE 16: SELLING AND MARKETING EXPENSES
	December 31
	2023	2022

Salary and employee benefits	$611	$432
Professional fees	6	27
Travel	21	51
Other	1	14
Total	$639	$524